Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2013
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
NOTE 19:-      RELATED PARTY BALANCES AND TRANSACTIONS

Most of the related party balances and transactions are with related companies and principal shareholders. Yehuda Zisapel is a principal shareholder of the Company. Zohar Zisapel is the Chairman of the Board of Directors and a principal shareholder of the Company. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

Members of the RAD-BYNET group provide the Company on an as-needed basis with information systems, marketing, and administrative services, the Company reimburses each company for its costs in providing these services. The aggregate amount of these expenses was approximately $ 1,476, $ 1,476 and $ 1,197 in 2011, 2012 and 2013, respectively.

The Company leases its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. The leases for the majority of this facility expire in December 2017, with an option to terminate early after three years. . Additionally, the Company leases the U.S. subsidiary's office space from a real estate holding company controlled by Yehuda and Zohar Zisapel. The lease for this facility is valid until January 2015. The aggregate amount of rent and maintenance expenses related to these properties was approximately $ 2,059 in 2011, $ 2,121 in 2012 and $ 2,412 in 2013.

The Company has an OEM arrangement with RADWIN, a member of RAD-BYNET group, according to which the Company purchases RADWIN products which are then resold to our customers. In addition, the Company purchases certain inventory components from other members of the RAD-BYNET group, which are integrated into its products. The aggregate purchase price of these components was approximately $ 1,305, $ 4,310 and $ 4,770 for the years ended December 31, 2011, 2012 and 2013, respectively.

The Company purchases certain property and equipment from members of the RAD-BYNET group, the aggregate purchase price of these assets was approximately $ 275, $ 1,130 and $ 265 for the years ended December 31, 2011, 2012 and 2013, respectively.

Transactions with related parties:

	Year ended December 31,
	2011	2012	2013

Cost of revenues	$1,819	$4,974	$5,381

Research and development expenses	$1,010	$1,032	$1,011

Selling and marketing expenses	$1,308	$1,233	$1,189

General and administrative expenses	$704	$684	$798

Purchase of property and equipment	$275	$1,130	$265

Balances with related parties:

	December 31,
	2012	2013

Trade payables, other accounts payable and accrued expenses	$3, 024	$3, 176